Summary of Significant Accounting Policies - Concentrations of Credit Risk and Off-Balance Sheet Risk (FY) (Details) - USD ($) $ in Millions	Jun. 30, 2024	Dec. 31, 2023
Russian Subsidiary
Concentration Risk [Line Items]
Cash maintained in Russian bank accounts	$ 0.2	$ 0.2